Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Short-term compensation (salaries and social charges)	R$ 8,199	R$ 6,343	R$ 3,638
Long-term incentive (stock option plan)	864	1,170	604
Key management personnel compensation	R$ 9,063	R$ 7,513	R$ 4,242